Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Related Party Disclosure [Abstract]
Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Income
Parent
Inversiones ASPI S.A. (ASPI)
Income from office lease	16	20	17
Fees for management and administrative services	100	98	88

Other related parties
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	1,200	1,230	1,303
Income from office lease	244	332	478
Fossal S.A.A. (Fossal)
Income from office lease	16	18	19
Fees for management and administrative services	52	52	48
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	16	19	24
Fees for management and administrative services	46	155	698
Asociación Sumac Tarpuy
Income from office lease	16	20	18
Expense
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	(2,110)	(2,836)	(1,912)

Loans
Other related parties
Loans to Fossal S.A.A.	-	(14,252)	-
Loans to Fosfatos del Pacífico S.A.	-	(2,869)	-
Loan collection from Fossal S.A.A.	-	14,252	-
Loan collection from Fosfatos del Pacífico S.A.	-	2,869	-

Schedule of rights and obligations
	2022		2021
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Parent
Inversiones ASPI S.A.	-	5	-	105
	-	5	-	105

Other related parties
Fosfatos del Pacífico S.A.	1,123	461	1,039	37
Compañía Minera Ares S.A.C.	564	2,220	199	-
Fossal S.A.A.	75	-	12	-
Other	96	-	64	1
	1,858	2,681	1,314	38
	1,858	2,686	1,314	143